12. CALL/PUT OPTION: Schedule of assumptions for measurement of Fair value of the convertible debenture and the fair value of the call/put option (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of assumptions for measurement of Fair value of the convertible debenture and the fair value of the call/put option
	2020	2019
Share Price	$2.25	$2.95
Volatility - MichiCann	100%	90%
Volatility - PharmaCo Inc.	210%	180%
Risk-free rate	0.13% for 2.01 years	1.61% for 3.01 years
Pharmaco Inc. enterprise value	$154.3 mm	$126.8 mm